STOCK OPTIONS (Details) - Option [Member]	3 Months Ended		12 Months Ended
	May 31, 2017	May 31, 2016	Feb. 28, 2017	Feb. 29, 2016
Expected volatility	129.00%	100.00%		114.80%
Expected dividend yield	0.00%	0.00%	0.00%	0.00%
Risk-free interest rate	1.95%	1.65%		1.64%
Expected Term	6 years 4 days	6 years	6 years 3 months 22 days	5 years 7 months 6 days
Minimum [Member]
Expected volatility			98.90%
Risk-free interest rate			0.97%
Maximum [Member]
Expected volatility			133.40%
Risk-free interest rate			1.90%